Acquisition (Tables)	12 Months Ended
Dec. 31, 2020
Emza Visual Sense Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

Fair value
(in thousands)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$170
Current assets, other than cash	335
Property, plant and equipment	27
Deferred tax assets	1,445
Other intangible assets	8,545
Other current liabilities	(2,706)
Deferred tax liabilities	(1,445)
Total identifiable net assets acquired	$6,371

CM Visual Technology Corp. [Member]
Disclosure of detailed information about business combination [line items]
Schedule of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition

The following table summarizes the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

Fair value
(in thousands)
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	$7,982
Current assets, other than cash	2,602
Property, plant and equipment	1,906
Other intangible assets	704
Other current liabilities	(3,181)
Total identifiable net assets acquired	10,013
Noncontrolling interests	(3,333)
Total consideration paid	$6,680